Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company, all of its wholly-owned subsidiaries and its special purpose entities. The special purpose entity has been created to fulfill specific objectives. All significant intercompany balances and transactions have been eliminated in consolidation.

The results of the Company’s structured settlement segment have been classified and presented as discontinued operations in the accompanying Consolidated Statement of Operations (Note 5). Prior period results have been adjusted to conform to this presentation. No other adjustments have been made to the Consolidated Financial Statements and following notes.

Life Finance Loans Receivable

Life Finance Loans Receivable

We report loans receivable acquired or originated by us at cost, adjusted for any deferred fees or costs in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 310-20, Receivables—Nonrefundable Fees and Other Costs, discounts, and loan impairment valuation. All loans are collateralized by life insurance policies. Interest income is accrued on the unpaid principal balance on a monthly basis based on the applicable rate of interest on the loans.

In accordance with ASC 310, Receivables, we specifically evaluate all loans for impairment based on the fair value of the underlying policies as collectability is primarily collateral dependent. The loans are considered to be collateral dependent as the repayment of the loans is expected to be provided by the underlying insurance policies. In the event of default, the borrower typically relinquishes beneficial ownership of the policy to us in exchange for our release of the debt (or we enforce our security interests in the beneficial interests in the trust that owns the policy). For loans that have lender protection insurance, we make a claim against the lender protection insurance policy and, subject to terms and conditions of the lender protection insurance policy, our lender protection insurer has the right to direct control or take beneficial ownership of the policy upon payment of our claim. For loans without lender protection insurance, we have the option of selling the policy or maintaining it on our balance sheet for investment.

We evaluate the loan impairment valuation on a monthly basis based on our periodic review of the estimated value of the underlying collateral. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available. The loan impairment valuation is established as losses on loans are estimated and the provision is charged to earnings. Once established, the loan impairment valuation cannot be reversed to earnings.

In order to originate premium finance transactions our lenders required that we procure lender protection insurance. This lender protection insurance mitigates our exposure to losses which may be caused by declines in the fair value of the underlying policies. At the end of each reporting period, for loans that have lender protection insurance, a loan impairment valuation is established if the carrying value of the loan receivable exceeds the amount of coverage. The lender protection insurance program was terminated as of December 31, 2010, and all loans originated after December 31, 2010, do not carry lender protection insurance coverage. Thus, for all loans originated in 2011 and beyond, a loan impairment valuation is established if the carrying value of a loan receivable exceeds the fair value of the underlying collateral. See Notes 10, 14 and 15 to the accompanying consolidated financial statements.

Ownership of Life Insurance Policies

Ownership of Life Insurance Policies

In the ordinary course of business, a large portion of our borrowers default by not paying off the loan and relinquish ownership of the life insurance policy to us in exchange for our release of the obligation to pay amounts due. We also buy life insurance policies in the secondary and tertiary markets. We account for life insurance policies that we own as investments in life settlements (life insurance policies) in accordance with ASC 325-30, Investments in Insurance Contracts, which requires us to use either the investment method or the fair value method. The election is made on an instrument-by-instrument basis and is irrevocable. We have elected to account for these life insurance policies as investments using the fair value method.

We initially record investments in life settlements at the transaction price. For policies acquired upon relinquishment by our borrowers, we determine the transaction price based on fair value of the acquired policies at the date of relinquishment. The difference between the net carrying value of the loan and the transaction price is recorded as a gain (loss) on loan payoffs and settlements. For policies acquired for cash, the transaction price is the amount paid.

Valuation of Insurance Policies

Valuation of Insurance Policies

Our valuation of insurance policies is a critical component of our estimate for the loan impairment valuation and the fair value of our investments in life settlements (life insurance policies). We currently use a probabilistic method of valuing life insurance policies, which we believe to be the preferred valuation method in the industry. The most significant assumptions which we estimate are the life expectancy of the insured and the discount rate.

In determining the life expectancy estimate, we analyze medical reviews from independent secondary market life expectancy providers (each a “LE provider”). An LE provider reviews the medical records and identifies all medical conditions it feels are relevant to the life expectancy of the insured. Debits and credits are then assigned by each LE provider to the individual’s health based on these medical conditions. The debit or credit that an LE provider assigns to a medical condition is derived from the experience of mortality attributed to this condition in the portfolio of lives that it monitors. The health of the insured is summarized by the LE provider into a life assessment of the individual’s life expectancy expressed both in terms of months and in mortality factor.

The resulting mortality factor represents an indication as to the degree to which the given life can be considered more or less impaired than a standard life having similar characteristics (e.g. gender, age, smoking, etc.). For example, a standard insured (the average life for the given mortality table) would carry a mortality rating of 100%. A similar but impaired life bearing a mortality rating of 200% would be considered to have twice the chance of dying earlier than the standard life. Historically, the Company has procured the majority of its life expectancy reports from two life expectancy report providers and only used AVS life expectancy reports for valuation purposes. Beginning in the quarter ended September 30, 2012, the Company began utilizing life expectancy reports from 21st Services for valuation purposes and began averaging or “blending,” the results of the two life expectancy reports to establish a composite mortality factor. However, when “blending” the AVS and 21st Services life expectancy reports, if the difference in the probability of mortality between the reports is greater than 150%, the Company will reduce the higher mortality factor until the difference is 150%.

The probability of mortality for an insured is then calculated by applying the blended life expectancy estimate to a mortality table. The mortality table is created based on the rates of death among groups categorized by gender, age, and smoking status. By measuring how many deaths occur during each year, the table allows for a calculation of the probability of death in a given year for each category of insured people. The probability of mortality for an insured is found by applying the mortality rating from the life expectancy assessment to the probability found in the actuarial table for the insured’s age, sex and smoking status. As discussed in Use of Updated Life Expectancies and Change in Mortality Table in Management’s Discussion and Analysis of Financial Condition and Results of Operations, the Company has historically applied an actuarial table developed by a third party. However, beginning in the quarter ended September 30, 2012, the Company transitioned to a table developed by the U.S. Society of Actuaries known as the 2008 Valuation Basic Table, or the 2008 VBT. However, because the 2008 VBT table does not account for anticipated improvements in mortality in the insured population, the table was modified in conjunction with outside consultants to reflect these expected mortality improvements. The Company believes that the change in mortality table does not materially impact the valuation of its life insurance policies and that its adoption of a modified 2008 VBT table is consistent with modified tables used by market participants.

The mortality rating is used to create a series of best estimate probabilistic cash flows. This probability represents a mathematical curve known as a mortality curve. This curve is then used to generate a series of expected cash flows over the remaining expected lifespan of the insured and the corresponding policy. A discounted present value calculation is then used to determine the value of the policy. If the insured dies earlier than expected, the return will be higher than if the insured dies when expected or later than expected.

The calculation allows for the possibility that if the insured dies earlier than expected, the premiums needed to keep the policy in force will not have to be paid. Conversely, the calculation also considers the possibility that if the insured lives longer than expected, more premium payments will be necessary. Based on these considerations, each possible outcome is assigned a probability and the range of possible outcomes is then used to create a price for the policy.

As is the case with most market participants at December 31, 2012, the Company used a blend of life expectancies that are provided by two third-party LE providers. These are estimates of an insured’s remaining years. If all of the insured lives in the Company’s life settlement portfolio live six months shorter or longer than the life expectancies provided by these third parties, the change in fair market value would be as follows (dollars in thousands):

Life Expectancy Months Adjustment	Value	Change in Value
+6	95,658	(17,783)
—	113,441	—
-6	132,540	19,099

As noted above, the Company takes an average, or blend, of the two life expectancy reports to derive a composite mortality factor, unless the difference in the probability of mortality between the reports is greater than 150%. In such instances and as reflected in the fair market value at December 31, 2012, the Company will cap the higher mortality factor at amount that is 150% above the lower mortality factor , which ultimately reduces the mortality factor inputted into the Company’s fair value model. At December 31, 2012, had the Company not implemented such a cap on affected policies, the fair value of the Company’s portfolio would have increased from the reported amount by $9.5 million. Additionally, the Company lengthened the life expectancy inputs to its fair value model on 45 policies with life expectancy reports that were more than two years old at December 31, 2012 based on the average lengthening reported on the 149 policies where update life expectancy reports were received. Had the Company not implemented such an adjustment on affected policies, the fair value of the Company’s portfolio would have increased from the reported amount by $5.8 million.

The Company believes that investors in esoteric assets such as life insurance policies typically target yields averaging between 12%—17% for investments of more than a 5 year duration, and had historically used a 15%—17% range of discount rates to value its life insurance policies. In the third quarter of 2011 and in the immediate aftermath of becoming aware of the USAO investigation, the Company substantially increased the discount rates inputted into its fair value model as it believed the USAO Investigation along with certain unfavorable court decisions unrelated to the Company contributed to a contraction in the marketplace that has continued to reverberate. Since that time, the Company has been re-evaluating its discount rates at the end of every reporting period in order to reflect the estimated discount rates that could reasonably be used in a market transaction involving the Company’s portfolio of life insurance policies. In doing so, the Company relies on management insight, engages third party consultants to corroborate its assessment, engages in discussions with other market participants and potential financing sources and extrapolates the discount rate underlying actual sales of policies.

Although the Company believes that its entry into the Non-Prosecution Agreement had a positive effect on the market generally and for premium financed life insurance policies specifically, the Company believes that, when given the choice to invest in a policy that was associated with the Company’s premium finance business and a similar policy without such an association, all else being equal, an investor would have generally opted to invest in the policy that was not associated with the Company’s premium finance business. However, since entering into the Non-Prosecution Agreement, investors have required less of a risk premium to transact in these policies and the Company expects that, in time, investors will continue to require less of a risk premium to transact in policies associated with its premium finance business. Accordingly, the Company expects that its discount rates for policies associated with its premium finance business will continue to decrease in future periods.

As of December 31, 2012, the Company owned 214 policies with an aggregate investment in life settlements of $113.4 million. Of these 214 policies, 171 were previously premium financed and are valued using discount rates that range from 16.80% to 33.80%. The remaining 43 policies are valued using discount rates that range from 14.80% to 21.30%. The discount rate incorporates current information about market interest rates, the credit exposure to the insurance company that issued the life insurance policy and our estimate of the risk premium an investor in the policy would require. The extent to which the fair value could vary in the near term has been quantified by evaluating the effect of changes in the weighted average discount rate on the death benefit used to estimate the fair value. If the weighted average discount rate were increased or decreased by 1/2 of 1% and the other assumptions used to estimate fair value remained the same, the change in fair market value would be as follows (dollars in thousands):

Weighted Average Rate	Rate Adjustment	Value	Change in Value
23.51%	-.50%	116,300	2,859
24.01%	—	113,441	—
24.51%	+.50%	110,694	(2,747)

Future changes in the discount rates we use to value life insurance policies could have a material effect on our yield on life settlement transactions, which could have a material adverse effect on our business, financial condition and results of our operations.

At the end of each reporting period we re-value the life insurance policies using our valuation model in order to update our loan impairment valuation for loans receivable and our estimate of fair value for investments in policies held on our balance sheet. This includes reviewing our assumptions for discount rates and life expectancies as well as incorporating current information for premium payments and the passage of time.

Use of Estimates

Use of Estimates

The preparation of these consolidated financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates and such differences could be material. Significant estimates made by management include the loan impairment valuation, allowance for doubtful accounts, the valuation of structured settlements and the valuation of investments in life settlements.

Change in Accounting Estimate

Change in Accounting Estimate

The Company has elected to account for the life settlement policies it acquired using the fair value method. The fair value is determined on a discounted cash flow basis, incorporating current life expectancy, expected premiums and discount rate assumptions (see Note 15). During the first quarter of 2011, the Company made revisions to the application of its valuation technique and assumptions used to measure fair value of the life settlement policies it acquired. The Company accounted for this change in accounting estimate prospectively in accordance with ASC 250-10-45-17, Change in Accounting Estimate, resulting in recognition of a pretax gain of $3.0 million recorded in unrealized change in fair value of life settlements in the accompanying consolidated statement of operations for the year ended December 31, 2011.

The Company’s decision to revise its fair value calculations used to value all life insurance policies on hand at March 31, 2011 was driven by two factors. Firstly, with consideration to the wind-down of the lender protection insurance coverage (LPIC) program which ended on December 31, 2010, the value of the collateral serving the Company’s new lending activity is no longer determined primarily by the limit of liability provided by the LPIC coverage. Instead, the value of the collateral is based solely on the Company’s valuation model. Secondly, as a result of the Company’s initial public offering in February, 2011 and the new capital structure provided by it, the Company planned to build and retain a large and diversified pool of life policies.

As discussed above, the Company uses a discounted cash flow model to calculate the fair value of its life insurance policy portfolio. That model is based on three principal factors: life expectancy, expected premiums and the discount rate. As discussed in Note 15, the Company began receiving updated life expectancy reports on the insureds represented in the Company’s portfolio of life insurance policies during 2012. As a result, the calculation of the life expectancy and discount rate inputs have changed. While the Company is endeavoring to obtain updated life expectancy reports for all of its policies, at December 31, 2012, the Company had only received updated life expectancies for 149 of the 214 policies in its portfolio. All updated reports that were obtained have been blended and inputted in the Company’s fair value model at December 31, 2012, which drove a decline of $31.3 million in the fair market value of the portfolio of life insurance policies during the year ended December 31, 2012. This decline was partially offset by premium payments, accretion due to the passage of time, and other changes to the Company’s fair value model, which resulted in a net unrealized change in fair value of approximately $5.7 million during the year ended December 31, 2012.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, investments and all highly liquid instruments purchased with an original maturity of three months or less. The Company maintains the majority of its cash in several operating accounts with one commercial bank. Included in cash and cash equivalents is $110,000 and $3.0 million to be used by the Company to service policies as part of servicing a portfolio of life insurance policies for a third party as of December 31, 2012 and 2011, respectively. We also have a related servicing liability of $110,000 and $3.0 million which is included in other liabilities in the accompanying consolidated balance sheet as of December 31, 2012, and 2011, respectively.

Investment Securities Available for Sale

Investment Securities Available for Sale

Investment securities available for sale are carried at fair value, inclusive of unrealized gains and losses, and net of discount accretion and premium amortization computed using the level yield method. Net unrealized gains and losses are included in other comprehensive income (loss) net of applicable income taxes. Gains or losses on sales of investment securities available for sale are recognized on the specific identification basis.

Management evaluates securities for other than-temporary-impairment on a quarterly basis. Impairment is evaluated considering numerous factors, and their relative significance varies depending on the situation. Factors considered include the Company’s intent to hold the security until maturity or for a period of time sufficient for a recovery in value, whether it is more likely than not that the Company will be required to sell the security prior to recovery of its amortized cost basis, the length of time and extent to which fair value has been less than amortized cost, the historical and implied volatility of the fair value of the security, failure of the issuer of the security to make scheduled interest or principal payments, any changes to the rating of the security by a rating agency and recoveries or additional declines in fair value subsequent to the balance sheet date.

Gain on Maturities of Life Settlements with Subrogation Rights, net

Gain on Maturities of Life Settlements with Subrogation Rights, net

Every credit facility entered into by subsidiaries of the Company between December 2007 and December 2010 to finance the premium finance lending business required lender protection insurance for each loan originated under such credit facility. Generally, when the Company exercises its right to foreclose on collateral the Company’s lender protection insurer has the right to direct control or take beneficial ownership of the life insurance policy, subject to the terms and conditions of the lender protection insurance policy, including notice and timing requirements. Otherwise, the lender protection insurer maintains its salvage collection and subrogation rights. The lender protection insurer’s salvage collection and subrogation rights generally provide a remedy by which the insurer can seek to recover the amount of the lender protection claim paid plus premiums paid by it, expenses and interest thereon.

In those instances where the Company has foreclosed on the collateral, the lender protection insurer has maintained its salvage collection and subrogation rights, and has been covering the cost of the ongoing premiums needed to maintain certain of these life insurance policies. However, the lender protection insurer may elect at any time to discontinue the payment of premiums which would result in lapse of the policies if the Company does not otherwise pay the premiums. The Company views these policies as having uncertain value because the lender protection insurer controls what happens to the policy from a payment of premium standpoint, and the amount of the lender protection insurer’s salvage collection and subrogation claim rights on any individual life insurance policy could equal the cash flow received by the Company with respect to any such policy. For these reasons, , the Company does not rely on these policies for revenue generation, and these policies are considered contingent assets and not included in the amount of life insurance policies on the accompanying consolidated balance sheet.

The Company accounts for the maturities of life insurance policies with subrogation rights, net of subrogation expenses as contingent gains in accordance with ASC 450, Contingencies and recognizes the revenue from the maturities of these policies when all contingencies are resolved.

Loan Impairment Valuation

Loan Impairment Valuation

In accordance with ASC 310, Receivables, the Company specifically evaluates all loans for impairment based on the fair value of the underlying policies as collectability is primarily collateral dependent. The loans are considered to be collateral dependent as the repayment of the loans is expected to be provided by the underlying insurance policies. In the event of default of a loan, the Company has the option to take control of the underlying life insurance policy enabling it to sell the policy or, for those loans that are insured (see below), collect the face value of the insurance certificate.

The loan impairment valuation is evaluated on a monthly basis by management and is based on management’s periodic review of the fair value of the underlying collateral. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available. The loan impairment valuation is established when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal, interest, and origination fee due according to the contractual terms of the loan agreement. Once established, the impairment cannot be reversed to earnings.

The Company purchased lender protection insurance coverage on loans that were sold to or participated by Imperial Life Financing, LLC, Imperial PFC Financing, LLC, Imperial Life Financing II, LLC, and Imperial PFC Financing II, LLC. This insurance mitigates the Company’s exposure to significant losses which may be caused by declines in the value of the underlying life insurance policies. For loans that have lender protection insurance coverage, a loan impairment valuation adjustment is established if the carrying value of the loan exceeds the amount of coverage at the end of the period.

For the year ended December 31, 2012 the Company recognized an impairment charge of approximately $437,000 and $78,000 on the loans and related interest, respectively, and is reflected as a component of the provision for losses on loans receivable in the accompanying consolidated statement of operations. For the year ended December 31, 2011, the Company recognized an impairment charge of approximately $6.8 million and $796,000 related to impaired loans and interest, respectively. For the year ended December 31, 2010, the Company recognized an impairment charge of approximately $2.3 million and $2.2 million related to impaired loans and interest, respectively. See Notes 10, 14 and 15 to the accompanying consolidated financial statements.

Agency Fees Receivable

Agency Fees Receivable

Agency fees are charged for services related to premium finance transactions. Agency fees are due per the signed fee agreement. Agency fees receivable are reported net of an allowance for doubtful accounts.

Management’s determination of the allowance for doubtful accounts is based on an evaluation of the commission receivable, prior collection history, current economic conditions, and other inherent risks. The Company reviews agency fees receivable aging on a regular basis to determine if any of the receivables are past due. The Company writes off all uncollectible agency fee receivable balances against its allowance. The allowance for doubtful accounts was approximately $260,000 as of December 31, 2012 and 2011.

Deferred Costs

Deferred Costs

Deferred costs include costs incurred in connection with acquiring and maintaining credit facilities and costs incurred in connection with securing lender protection insurance. These costs are amortized over the life of the related loan using the effective interest method and are classified as amortization of deferred costs in the accompanying consolidated statement of operations.

Interest Income and Origination Income

Interest Income and Origination Income

Interest income consists of interest earned on loans receivable, income from accretion of discounts on purchased loans. Interest income is recognized when it is realizable and earned, in accordance with ASC 605, Revenue Recognition. Discounts are accreted over the remaining life of the loan using the effective interest method.

Loans often include origination fees which are fees payable to the Company on the date the loan matures. The fees are negotiated at the inception of the loan on a transaction by transaction basis. The fees are accreted into income over the term of the loan using the effective interest method.

Payments on loans are not due until maturity of the loan. As such, we typically do not have non-performing loans or non-accrual loans until post maturity of the loan. At maturity, the loans stop earning interest and origination income.

Interest and origination income on impaired loans is recognized when it is realizable and earned accordance with ASC 605, Revenue Recognition. Persuasive evidence of an arrangement exists through a loan agreement which is signed by a borrower prior to funding and sets forth the agreed upon terms of the interest and origination fees. Interest income and origination income are earned over the term of the loan and are accreted using the effective interest method. The interest and origination fees are fixed and determinable based on the loan agreement. For impaired loans, we continually reassess whether the collectability of the interest income and origination income is reasonably assured because the fair value of the collateral typically increases over the term of the loan. Our assessment of whether collectability of interest income and origination income is probable is based on our estimate of proceeds to be received upon maturity of the loan. To the extent that additional interest income is not recognized as collectability is not considered probable, origination income is not recognized. This is consistent with the objective of the interest method, as described in ASC 310-20, of maintaining a constant effective yield on the net investment in the receivable. Since our loans are due upon maturity, we cannot determine whether a loan is performing or non-performing until maturity. For impaired loans, our estimate of proceeds to be received upon maturity of the loan is generally correlated to our current estimate of fair value of the insurance policy, which is the measure to which the loans have been impaired, but also incorporates expected increases in fair value of the insurance policy over the term of the loan, trends in the market, and our experience with loan payoffs.

Revenue/Income Recognition

Revenue/Income Recognition

Our primary sources of revenue/income are in the form of unrealized change in fair value of life settlements, agency fees, interest income, origination fee income, servicing income and gains on maturities of life settlements with subrogation rights, net. Our revenue/income recognition policies for these sources of revenue/income are as follows:

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Unrealized Change in Fair Value of Life Settlements—When the Company acquires life insurance policies we initially record these investments at the transaction price, which is the fair value of the policy for those acquired upon relinquishment or the amount paid for policies acquired for cash. The fair value of the investment in insurance policies is evaluated at the end of each reporting period. Changes in the fair value of the investment based on evaluations are recorded as changes in fair value of life settlements in our consolidated statement of operations. The fair value is determined on a discounted cash flow basis that incorporates current life expectancy assumptions. The discount rate incorporates current information about market interest rates, the credit exposure to the insurance company that issued the life insurance policy and our estimate of the risk premium an investor in the policy would require.

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Agency Fees—Agency fees were paid by the referring life insurance agents based on negotiations between the parties and were recognized at the time a life finance loan is funded. Because agency fees are not paid by the borrower, such fees do not accrue over the term of the loan. A separate origination fee was charged to the borrower which is amortized into income over the life of the loan.

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Interest Income—Interest income on life finance loans is recognized when it is realizable and earned, in accordance with ASC 605, Revenue Recognition. Discounts on structured settlement receivables are accreted over the life of the settlement using the effective interest method.

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Origination Fee Income—Loans often include origination fees that are fees payable to us on the date the loan matures. The fees are negotiated at the inception of the loan on a transaction by transaction basis. The fees are accreted into income over the term of the loan using the effective interest method.

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Servicing Income—Servicing income is recorded when services are provided. Servicing income is primarily from servicing a portfolio of life insurance policies controlled by a third party. These services include verifying premiums are paid and correctly applied and updating files for medical history and ongoing premiums.

Fixed Assets

Fixed Assets

Fixed assets are stated at cost less accumulated depreciation and amortization. The Company provides for depreciation of fixed assets on a straight-line basis over the estimated useful lives of the assets which range from three to five years. Leasehold improvements are amortized using the straight-line method over the shorter of the expected life of the improvement or the remaining lease term.

Intangible Assets

Intangible Assets

Intangible assets represents amounts the Company paid to a third party in a settlement agreement to acquire the rights, title and interest to the domain name “Imperial.com” for a price of $160,000, and is included in prepaid expenses and other assets in the accompanying consolidated balance sheet. The domain name is being amortized using the straight-line method over its estimated useful life.

Loss on Loan Payoffs and Settlements, Net

Loss on Loan Payoffs and Settlements, Net

When a premium finance loan matures, we record the difference between the net carrying value of the loan and the cash received, or the fair value of the life insurance policy that is obtained in the event of payment default, as a gain or loss on loan payoffs and settlements, net. This account was significantly impacted by the Acorn settlement whereby the Company recorded a loss on loan payoffs and settlements of zero and $4.1 million during the years ended December 31, 2012 and 2011, respectively.

Fair Value Measurements

Fair Value Measurements

The Company follows ASC 820, Fair Value Measurements and Disclosures when required to measure fair value for recognition or disclosure purposes. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 also establishes a three-level hierarchy for fair value measurements which prioritizes and ranks the level of market price observability used in measuring investments at fair value. Investments measured and reported at fair value are classified and disclosed in one of the following categories:

Level 1—Valuation is based on unadjusted quoted prices in active markets for identical assets and liabilities that are accessible at the reporting date. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2—Valuation is determined from pricing inputs that are other than quoted prices in active markets that are either directly or indirectly observable as of the reporting date. Observable inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and interest rates and yield curves that are observable at commonly quoted intervals.

Level 3—Valuation is based on inputs that are both significant to the fair value measurement and unobservable. Level 3 inputs include situations where there is little, if any, market activity for the financial instrument. The inputs into the determination of fair value generally require significant management judgment or estimation.

The availability of valuation techniques and observable inputs can vary from investment to investment and is affected by a wide variety of factors including, the type of investment, whether the investment is new and not yet established in the marketplace, and other characteristics particular to the transaction.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Company in determining fair value of assets and liabilities is greatest for items categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Company’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Company uses prices and inputs that are current as of the reporting date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified to a lower level within the fair value hierarchy (see Note 15).

Income Taxes

Income Taxes

Prior to our initial public offering in 2011, we converted from a Florida limited liability company to a Florida corporation (the “Conversion”). Prior to the Conversion we were treated as a partnership for federal and state income tax purposes. As a partnership our taxable income and losses were attributed to our members, and accordingly, no provision or liability for income taxes was reflected in the accompanying consolidated financial statements for periods prior to the Conversion.

After the Conversion, we began to account for income taxes in accordance with ASC 740, Income Taxes. Under ASC 740, deferred income taxes are determined based on the estimated future tax effects of differences between the financial statement and tax basis of assets and liabilities given the provisions of enacted tax laws. Deferred income tax provisions and benefits are based on changes to the assets or liabilities from year to year. In providing for deferred taxes, we consider tax regulations of the jurisdictions in which we operate, estimates of future taxable income and available tax planning strategies. If tax regulations, operating results or the ability to implement tax-planning strategies varies, adjustments to the carrying value of the deferred tax assets and liabilities may be required. Valuation allowances are based on the “more likely than not” criteria of ASC 740.

At December 31, 2012 and 2011, due to the large losses and the uncertainties that resulted from the USAO Investigation, SEC investigation, Non-Prosecution Agreement and class action lawsuits, we recorded a full valuation allowance against our net deferred tax asset of $27.8 million and $11.1 million, respectively, as it is more likely than not that the net deferred tax asset is not realizable. As a result of these increases in the valuation allowance, we recorded no income tax benefit for 2012 and 2011.

The accounting for uncertain tax positions guidance under ASC 740 requires that we recognize the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the more-likely-than-not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority. We recognize interest and penalties (if any) on uncertain tax positions as a component of income tax expense.

The Company’s corporate income tax returns for all years are subject to examination. Various state jurisdiction tax years remain open to examination.

In February of 2013 the Company was notified by the Internal Revenue Service of its intention to examine the Company’s partnership return for the year ended December 31, 2010. Audit field work for this examination has not been scheduled.

Stock-Based Compensation

Stock-Based Compensation

We have adopted ASC 718, Compensation—Stock Compensation. ASC 718 addresses accounting for share-based awards, including stock options, with compensation expense measured using fair value and recorded over the requisite service or performance period of the award. The fair value of equity instruments issued upon or after the closing of our offering will be determined based on a valuation using an option pricing model which takes into account various assumptions that are subjective. Key assumptions used in the valuation will include the expected term of the equity award taking into account both the contractual term of the award, the effects of expected exercise and post-vesting termination behavior, expected volatility, expected dividends and the risk-free interest rate for the expected term of the award.

Earnings Per Share

Earnings Per Share

The Company computes net income per share/unit in accordance with ASC 260, Earnings Per Share. Under the provisions of ASC 260, basic net income per share is computed by dividing the net income available to common shareholders by the weighted average common shares outstanding during the period. Diluted net income per share adjusts basic net income per share for the effects of stock options and restricted stock awards only in periods in which such effect is dilutive. ASC 260 also requires the Company to present basic and diluted earnings per share information separately for each class of equity instruments that participate in any income distribution with primary equity instruments.

Restricted Cash

Restricted Cash

The Cedar Lane credit facility requires the Company to retain 2% of the principal amount of each loan made to the borrower, for the purposes of indemnifying the facility for any breaches of representations, warranties or covenants of the borrower, as well as to fund collection efforts, if required. As of December 31, 2012 and December 31, 2011 the Company’s consolidated financial statements reflected balances of approximately $1.2 million and $691,000 included in restricted cash, respectively (see Note 23).

Gain on Sale of Life Settlements	Gain on Sale of Life Settlements Gain on sale of life settlements includes gain from company-owned life settlements.
Risks and Uncertainties

Risks and Uncertainties

In the normal course of business, the Company encounters economic, legal and longevity risk. There are three main components of economic risk: credit risk, market risk and concentration of credit risk. Credit risk is the risk of default on the Company’s loan portfolio that results from a borrower’s inability or unwillingness to make contractually required payments. Market risk for the Company includes interest rate risk. Market risk also reflects the risk of declines in valuation of the Company’s investments, including declines caused by the selection of increased discount rates associated with the Company’s fair value model for investments in life settlements. It is reasonably possible that future changes to estimates involved in valuing life settlements could change and result in material effects to the future financial statements. Concentration of credit risk includes both the risk that lenders under the Company’s structured settlement financing facilities do not fund the purchase of structured settlement receivables when contractually obligated to do so and also includes the risk that an insurance carrier who has issued life insurance policies held by the Company in its portfolio does not remit the amount due under those policies upon policy maturities due to the deteriorating financial condition of the carrier or otherwise. Legal risk includes the risk that statutes define or courts interpret insurable interest in a manner adverse to the Company’s ownership rights in its portfolio of life insurance policies and the risk that courts allow insurance carriers to retain premiums paid by the Company in respect of insurance policies that have been successfully rescinded or contested. Longevity risk refers to the risk that the Company does not experience the mortalities of insureds in its portfolio of life insurance policies that are anticipated to occur on an actuarial basis in a timely manner, which would result in the Company expending additional amounts for the payment of premiums. See Note 18, Commitments and Contingencies.

Investment in Other Companies

Investment in Other Companies

The Company uses the equity method of accounting to account for its investment in other companies which the Company does not control but over which it exerts significant influence; generally this represents ownership interest of at least 20% and not more than 50%. The Company considers whether the fair values of any of its investments have declined below their carrying values whenever adverse events or changes in circumstances indicate that recorded values may not be recoverable. If the Company considers any such decline to be other than temporary, a write-down would be recorded to estimated fair value. During 2010, the Company wrote-off its entire investment in MXT as the Company determined that the estimated fair value of its investment in MXT was zero and the decline was other than temporary.

Held for Sale and Discontinued Operations

Held-for-sale and discontinued operations: The Company reports a business as held-for-sale when management has approved or received approval to sell the business and is committed to a formal plan, the business is available for immediate sale, the business is being actively marketed, the sale is anticipated to occur during the ensuing year and certain other specified criteria are met. A business classified as held-for-sale is recorded at the lower of its carrying amount or estimated fair value less cost to sell. If the carrying amount of the business exceeds its estimated fair value, a loss is recognized. Depreciation is not recorded on assets of a business classified as held-for-sale. Assets and liabilities related to a business classified as held-for-sale are segregated in the Consolidated Balance Sheet and major classes are separately disclosed in the notes to the Consolidated Financial Statements commencing in the period in which the business is classified as held-for-sale. The Company reports the results of operations of a business as discontinued operations if the business is classified as held-for-sale, the operations and cash flows of the business have been or will be eliminated from the ongoing operations of the Company as a result of a disposal transaction and the Company will not have any significant continuing involvement in the operations of the business after the disposal transaction. The results of discontinued operations are reported in Discontinued Operations in the Consolidated Statement of Operations for current and prior periods commencing in the period in which the business meets the criteria of a discontinued operation, and include any gain or loss recognized on closing or adjustment of the carrying amount to fair value less cost to sell (see Note 5).

Reclassifications	Reclassifications Certain reclassifications of the prior period amounts and presentation have been made to conform to the presentation for the current period.
Recent Accounting Pronouncements

Recent Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. This update clarifies existing guidance about how fair value should be applied where it already is required or permitted and provides wording changes that align this standard with International Financial Reporting Standards (IFRS). We are required to apply this guidance prospectively beginning with our first quarterly filing in 2012. The adoption of this new guidance has not had an impact on our financial position or results of operations.

June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. This update increases the prominence of other comprehensive income in financial statements, eliminating the option of presenting other comprehensive income in the statement of changes in equity, and instead, requiring the components of net income and comprehensive income to be presented in either one or two consecutive financial statements. We are required to comply with this guidance prospectively beginning with our first quarterly filing in 2012. The adoption of this new guidance has not had an impact on our financial position or results of operations.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles–Goodwill and Other (Topic 350): Testing Goodwill for Impairment. This update allows entities testing goodwill for impairment the option of performing a qualitative assessment before calculating the fair value of the reporting unit (i.e., step one of the two-step goodwill impairment test). If entities determine, on the basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The adoption of this new guidance has not had an impact on our financial position or results of operations.

In December 2011, the FASB issued ASU No. 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. This update delays the effective date of the requirement to present reclassification adjustments for each component of accumulated other comprehensive income in both net income and other comprehensive income on the face of the financial statements.

In February 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This update adds new disclosure requirements for items reclassified out of accumulated other comprehensive income. We are required to apply this guidance prospectively beginning with our first quarterly filing in 2013. The adoption of this new guidance will not impact our financial position or statement of operations, other than changes in presentation.